Cover	Feb. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2024
Entity File Number	001-36329
Entity Registrant Name	Societal CDMO, Inc.
Entity Central Index Key	0001588972
Entity Tax Identification Number	26-1523233
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	1 E. Uwchlan Ave, Suite 112
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	770
Local Phone Number	534-8239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	SCTL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false